UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JACKSON®

Semi-Annual Report (unaudited)

JUNE 30, 2023

JNL Investors Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Issued by Jackson National Life Insurance Company
1 Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.5%
Discount Notes 28.3%
FHLBanks Office of Finance
4.78%, 07/05/23 (a) (b)	108,250	108,193
4.92%, 07/07/23 (a) (b)	135,250	135,141
4.77%, 07/14/23 (a) (b)	4,563	4,555
4.77%, 07/19/23 (a) (b)	61,218	61,074
4.78%, 08/04/23 (a) (b)	33,250	33,102
4.88%, 08/09/23 (a) (b)	5,000	4,974
5.06%, 08/11/23 (a) (b)	67,925	67,539
5.03%, 08/16/23 (a) (b)	75,625	75,146
5.22%, 08/23/23 (a) (b)	34,000	33,742
5.05%, 08/25/23 (a) (b)	28,150	27,936
5.06%, 09/06/23 (a) (b)	68,300	67,666
4.09%, 09/21/23 (a) (b)	27,600	27,347
4.87%, 09/29/23 - 10/13/23 (a) (b)	73,127	72,187
4.88%, 10/11/23 (a) (b)	83,000	81,867
4.98%, 10/20/23 (a) (b)	42,325	41,683
4.99%, 10/25/23 (a) (b)	28,225	27,777
		869,929
U.S. Treasury Bill 18.0%
Treasury, United States Department of
5.20%, 07/05/23 (a)	145,500	145,417
3.00%, 07/13/23 (a)	35,000	34,965
5.22%, 07/20/23 (a)	30,400	30,317
5.19%, 08/08/23 (a)	31,850	31,678
5.19%, 08/10/23 (a)	129,625	128,887
5.25%, 09/28/23 (a)	96,000	94,771
4.77%, 10/05/23 (a)	26,617	26,284
4.96%, 11/09/23 (a)	62,857	61,738
		554,057
U.S. Government Agency Obligations 10.2%
Council of Federal Home Loan Banks
5.31%, 05/22/24 (b)	77,770	77,770
5.46%, 07/19/24 (b)	29,775	29,775
5.55%, 07/19/24 (b)	29,775	29,775
5.52%, 07/23/24 (b)	29,475	29,475
Federal Farm Credit Banks Consolidated Systemwide Bonds
5.10%, (SOFR + 0.04%), 07/12/23 (b) (c)	17,215	17,215
5.11%, (SOFR + 0.05%), 09/29/23 (b) (c)	20,500	20,500
Federal Home Loan Bank of New York
4.88%, 11/07/23 - 12/07/23 (b)	2,755	2,755
5.00%, 11/09/23 (b)	11,695	11,694
Federal Home Loan Bank of Pittsburgh
4.25%, 07/12/23 (b)	45,000	44,999
4.50%, 07/20/23 (b)	46,000	45,998
Federal National Mortgage Association, Inc.
2.88%, 09/12/23 (b)	2,850	2,842
		312,798
Total Government And Agency Obligations (cost $1,736,784)		1,736,784
REPURCHASE AGREEMENTS 34.9%
Repurchase Agreements (d)		1,072,500
Total Repurchase Agreements (cost $1,072,500)		1,072,500
Total Investments 91.4% (cost $2,809,284)		2,809,284
Other Assets and Liabilities, Net 8.6%		263,668
Total Net Assets 100.0%		3,072,952

(a) The coupon rate represents the yield to maturity.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(d) For repurchase agreements held at June 30, 2023, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 1.13%-3.38%, due 1/15/25-8/15/42	46,030	41,616	5.05	06/30/23	07/03/23	40,817	40,800	40,800
BNS	Treasury, United States Department of, 0.00%-4.38%, due 11/30/23-2/15/51	167,437	160,616	5.04	06/30/23	07/03/23	157,466	157,400	157,400
BOA	Treasury, United States Department of, 2.75%, due 7/31/27	78,512	74,868	5.06	06/30/23	07/03/23	73,431	73,400	73,400
DUB	Treasury, United States Department of, 0.50%, due 3/31/25	106,331	98,430	5.05	06/30/23	07/03/23	96,541	96,500	96,500
GSC	Government National Mortgage Association, 3.00%, due 5/20/50	64,397	58,009
	Federal National Mortgage Association, Inc., 3.00%-3.50%, due 8/1/47-11/1/48	2,829	2,607
	Federal Home Loan Mortgage Corporation, 3.00%-5.00%, due 6/1/52-6/1/53	83,383	81,572
		150,609	142,188	5.05	06/30/23	07/03/23	139,459	139,400	139,400
HSB	Federal National Mortgage Association, Inc., 2.50%-6.50%, due 4/1/34-7/1/53	50,641	46,647
	Federal Home Loan Mortgage Corporation, 5.00%, due 6/1/53	13,162	12,921
		63,803	59,568	5.05	06/30/23	07/03/23	58,425	58,400	58,400
HSB	Treasury, United States Department of, 2.38%, due 1/15/27	36,474	37,026	5.04	06/30/23	07/03/23	36,315	36,300	36,300
JPM	Treasury, United States Department of, 0.00%-0.25%, due 10/26/23-8/31/25	159,836	153,306	5.05	06/30/23	07/03/23	150,363	150,300	150,300
NAT	Treasury, United States Department of, 1.00%-4.50%, due 5/15/38-11/15/51	50,232	42,778
	Federal Home Loan Bank, 2.84%, due 1/27/42	2,670	2,000
		52,902	44,778	5.05	06/30/23	07/03/23	43,918	43,900	43,900
NSI	Treasury, United States Department of, 0.25%-4.38%, due 1/15/24-11/15/48	171,714	159,018	5.05	06/30/23	07/03/23	155,966	155,900	155,900

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 4.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
RBC	Treasury, United States Department of, 4.00%-4.63%, due 3/15/26-6/30/28	63,658	63,444	5.04	06/30/23	07/03/23	62,226	62,200	62,200
SGS	Treasury, United States Department of, 0.00%, due 12/28/23-5/16/24	23,893	23,154	5.05	06/30/23	07/03/23	22,710	22,700	22,700
TDS	Federal National Mortgage Association, Inc., 3.50%-5.50%, due 5/1/33-1/1/53	36,898	36,006	5.05	06/30/23	07/03/23	35,315	35,300	35,300
									1,072,500

Composition as of June 30, 2023:
Government Securities	11.1%
Other Short Term Investments	88.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 4.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 98.6%
Discount Notes 67.2%
FHLBanks Office of Finance
4.78%, 07/05/23 (a) (b)	9,900	9,895
4.92%, 07/07/23 (a) (b)	4,500	4,496
4.77%, 07/14/23 (a) (b)	1,635	1,632
4.77%, 07/19/23 (a) (b)	8,327	8,307
4.80%, 07/21/23 (a) (b)	8,400	8,378
4.80%, 08/02/23 (a) (b)	12,300	12,248
4.78%, 08/04/23 (a) (b)	8,250	8,213
4.09%, 09/21/23 (a) (b)	14,325	14,194
		67,363
U.S. Government Agency Obligations 17.0%
Federal Home Loan Bank of Pittsburgh
4.25%, 07/12/23 (b)	17,000	17,000
U.S. Treasury Bill 14.4%
Treasury, United States Department of
3.00%, 07/13/23 (a)	14,500	14,486
Total Government And Agency Obligations (cost $98,849)		98,849
REPURCHASE AGREEMENTS 1.7%
Repurchase Agreements (c)		1,700
Total Repurchase Agreements (cost $1,700)		1,700
Total Investments 100.3% (cost $100,549)		100,549
Other Assets and Liabilities, Net (0.3)%		(264)
Total Net Assets 100.0%		100,285

(a) The coupon rate represents the yield to maturity.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at June 30, 2023, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BOA	Treasury, United States Department of, 2.38%, due 3/31/29	667	612	5.06	06/30/23	07/03/23	600	600	600
GSC	Federal National Mortgage Association, Inc., 4.50%, due 1/1/49	189	184
	Federal Home Loan Mortgage Corporation, 3.60%, due 4/1/37	358	326
		547	510	5.05	06/30/23	07/03/23	500	500	500
WFI	Federal National Mortgage Association, Inc., 6.00%, due 6/1/53	605	612	5.06	06/30/23	07/03/23	600	600	600
									1,700

Composition as of June 30, 2023:
Other Short Term Investments	83.1%
Government Securities	16.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 4.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

1 Rounded par and notional amounts are listed in USD unless otherwise noted.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
SOFR - Secured Overnight Financing Rates
U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.
BNS - Bank of Nova Scotia
BOA - Bank of America NA
DUB - Deutsche Bank AG
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NAT - Natixis S.A.
NSI - Nomura Securities International Inc.
RBC - Royal Bank of Canada
SGS - Societe Generale S.A.
TDS - TD Securities Inc.
WFI - Wells Fargo Investments, LLC

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL Government Money Market Fund		JNL Securities Lending Collateral Fund
Assets
Investments - unaffiliated, at value		$1,736,784		$98,849
Repurchase agreements, at value		1,072,500		1,700
Cash		273,211		7
Receivable from:
Dividends and interest		3,171		159
Adviser		39		—
Other assets		12		—
Total assets		3,085,717		100,715
Liabilities
Payable for:
Advisory fees		208		4
Administrative fees		250		—
Dividends		12,128		426
Board of trustee fees		173		—
Other expenses		6		—
Total liabilities		12,765		430
Net assets		$3,072,952		$100,285
Net assets consist of:
Paid-in capital		$3,072,885		$100,272
Total distributable earnings (loss)		67		13
Net assets		$3,072,952		$100,285
Net assets - Institutional Class	$	N/A		$100,285
Shares outstanding - Institutional Class		N/A		100,269
Net asset value per share - Institutional Class	$	N/A		$1.00
Net assets - Class I		$2,586,591	$	N/A
Shares outstanding - Class I		2,586,533		N/A
Net asset value per share - Class I		$1.00	$	N/A
Net assets - Class SL		$486,361	$	N/A
Shares outstanding - Class SL		486,355		N/A
Net asset value per share - Class SL		$1.00	$	N/A
Investments - unaffiliated, at cost		$1,736,784		$98,849
Repurchase agreements, at cost		1,072,500		1,700

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations (in thousands)

For the period Ended June 30, 2023

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Investment income
Interest	$65,557	$10,668
Total investment income	65,557	10,668

Expenses
Advisory fees	2,058	88
Administrative fees	518	—
Legal fees	8	1
Chief compliance officer fees	7	2
Other expenses	10	1
Total expenses	2,601	92
Expense waiver	(82)	—
Net expenses	2,519	92
Net investment income (loss)	63,038	10,576

Realized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	182	39
Net realized gain (loss)	182	39
Change in net assets from operations	$63,220	$10,615

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the period Ended June 30, 2023

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Operations
Net investment income (loss)	$63,038	$10,576
Net realized gain (loss)	182	39
Change in net assets from operations	63,220	10,615
Distributions to shareholders
From distributable earnings
Institutional Class	—	(10,576)
Class I	(59,044)	—
Class SL	(3,991)	—
Total distributions to shareholders	(63,035)	(10,576)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	—	2,077,121
Class I	15,142,326	—
Class SL	3,596,537	—
Cost of shares redeemed
Institutional Class	—	(2,465,462)
Class I	(15,651,043)	—
Class SL	(3,110,182)	—
Change in net assets from
share transactions	(22,362)	(388,341)
Change in net assets	(22,177)	(388,302)
Net assets beginning of period	3,095,129	488,587
Net assets end of period	$3,072,952	$100,285

[1]Share transactions
Shares sold
Institutional Class	—	2,077,121
Class I	15,142,326	—
Class SL	3,596,537	—
Shares redeemed
Institutional Class	—	(2,465,462)
Class I	(15,651,043)	—
Class SL	(3,110,182)	—
Change in shares
Institutional Class	—	(388,341)
Class I	(508,717)	—
Class SL	486,355	—
Purchases and sales of long term
investments
Purchase of securities	$101,771	$8,722
Purchase of U.S. government securities	23,841	5,873
Total purchases	$125,612	$14,595
Proceeds from sales of securities	$55,501	$55,137
Proceeds from sales of U.S. government
securities	85,572	13,375
Total proceeds from sales	$141,073	$68,512

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Operations
Net investment income (loss)	$42,500	$17,533
Net realized gain (loss)	2	(24)
Change in net assets from operations	42,502	17,509
Distributions to shareholders
From distributable earnings
Institutional Class	(42,536)	(17,563)
Total distributions to shareholders	(42,536)	(17,563)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	40,108,134	28,950,127
Cost of shares redeemed
Institutional Class	(40,618,272)	(30,083,354)
Change in net assets from
share transactions	(510,138)	(1,133,227)
Change in net assets	(510,172)	(1,133,281)
Net assets beginning of year	3,605,301	1,621,868
Net assets end of year	$3,095,129	$488,587

[1]Share transactions
Shares sold
Institutional Class	40,108,134	28,950,127
Shares redeemed
Institutional Class	(40,618,272)	(30,083,354)
Change in shares
Institutional Class	(510,138)	(1,133,227)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Government Money Market Fund

Class I
06/30/23	(d)	1.00	0.02	(0.01)	0.01	(0.01)		—	1.00	2.25	2,586,591	N/A	0.19		0.19	4.48
12/31/22		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.31	3,095,129	N/A	0.33	(a)	0.18	1.16	(b)
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.01	3,605,301	N/A	0.05		0.19	0.01
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.34	3,071,484	N/A	0.16		0.19	0.31
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.08	2,692,869	N/A	0.19		0.19	2.05
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.71	2,570,473	N/A	0.19		0.19	1.69

Class SL
06/30/23	(e)	1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.82	486,361	N/A	0.08		0.18	4.89

JNL Securities Lending Collateral Fund
Institutional Class
06/30/23		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.21	100,285	N/A	0.04		0.04	4.47
12/31/22		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.55	488,587	N/A	0.04		0.04	1.27
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.03	1,621,868	N/A	0.04		0.04	0.02
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.43	1,225,122	N/A	0.04		0.04	0.37
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.21	1,345,221	N/A	0.04		0.04	2.19
12/31/18	(f)	1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.82	2,206,363	N/A	0.04		0.04	2.12

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)	The ratio for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL Government Money Market Fund for 2022 was 1.31%.
(c)	Amount represents less than $0.005.
(d)	Prior to May 1, 2023, the Fund offered Institutional Class shares. Effective May 1, 2023, Institutional Class shares were renamed to Class I shares.
(e)	Effective May 1, 2023, Class SL shares were offered by the Fund.
(f)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2023

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2023 consisted of two (2) separate series, JNL Government Money Market Fund and JNL Securities Lending Collateral Fund (each a “Fund”, and collectively, “Funds”), which are each diversified investment companies as defined in the 1940 Act. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Wellington Management Company LLP serves as Sub-Adviser for JNL Government Money Market Fund and JNL Securities Lending Collateral Fund.

JNL Securities Lending Collateral Fund presently offers an Institutional Class of shares. Prior to May 1, 2023, JNL Government Money Market Fund only offered Institutional Class shares. Effective May 1, 2023, Institutional Class shares of JNL Government Money Market Fund were renamed Class I shares. Also effective May 1, 2023, JNL Government Money Market Fund began offering Class SL shares. No shares of the Funds are sold to retail investors but they are available for investment by affiliated parties. Affiliated parties or Jackson owned 100% of the outstanding capital shares of JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at June 30, 2023.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value ("NAV") of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund's Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third-party sources.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. JNL Government Money Market Fund and JNL Securities Lending Collateral Fund declare dividends from net investment income daily and pay dividends monthly. Distributions of net realized capital gains, if any, are distributed by JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including effective-yield amortization of discounts and premiums on debt securities, is accrued daily.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2023

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2023 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,736,784	—	1,736,784
Repurchase Agreements	—	1,072,500	—	1,072,500
	—	2,809,284	—	2,809,284
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	98,849	—	98,849
Repurchase Agreements	—	1,700	—	1,700
	—	100,549	—	100,549

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2023.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2023

NOTE 4. SECURITIES INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises. The Funds may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

FNMA and FHMLC have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA")  since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. However, each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s comment stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

NOTE 5. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds' exposure to credit and counterparty risks in

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2023

respect to these financial assets is incorporated within their carrying value as recorded in the Funds' Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 6. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds' Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for its services. JNL Government Money Market Fund is obligated to pay JNAM an annual rate of 0.09% for net assets up to $1 billion, 0.08% for net assets between $1 billion and $3 billion, 0.07% for net assets between $3 billion and $5 billion and 0.06% for net assets over $5 billion. Prior to May 1, 2023, the advisory fee rates for JNL Government Money Market Fund were 0.20% for net assets up to $750 million, 0.18% for net assets between $750 million and $3 billion, 0.16% for net assets between $3 billion and $5 billion and 0.14% for net assets over $5 billion. JNL Securities Lending Collateral Fund is obligated to pay JNAM an annual rate of 0.04% for net assets up to $3 billion, 0.035% for net assets between $3 billion and $5 billion and 0.03% for net assets over $5 billion.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2023

Administrative Fee. JNAM also serves as the Administrator to the Funds. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund. Administrative services for JNL Securities Lending Collateral Fund are provided at no additional cost. JNL Government Money Market Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of the Fund. JNL Government Money Market Fund is obligated to pay JNAM an annual rate of 0.10% for net assets up to $3 billion, 0.09% for net assets between $3 billion and $5 billion and 0.08% for net assets over $5 billion. Prior to May 1, 2023, these services were provided at no additional cost. Effective May 1, 2023, pursuant to a contractual waiver agreement, JNAM has agreed to waive 100% of its administrative fees for Class SL shares of the JNL Government Money Market Fund. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Fee Waiver and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL Government Money Market Fund to the extent necessary to limit operating expenses, interest, taxes and dividend and extraordinary expenses of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. Effective April 1, 2023, and after all eligible expenses had been recovered, the contractual expense limitation agreement was terminated.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

NOTE 8. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

As of June 30, 2023, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Government Money Market Fund	2,809,284	5	(5)	—
JNL Securities Lending Collateral Fund	100,549	—	—	—

The tax character of distributions paid by the Funds (in thousands) during the Funds’ fiscal year ended December 31, 2022 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Government Money Market Fund	32,392	—	—
JNL Securities Lending Collateral Fund	15,757	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2019, 2020, 2021 and 2022 which remain subject to examination by the Internal Revenue

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2023

Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2023.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

On August 7, 2023, JNL Securities Lending Collateral Fund liquidated its investments and ceased business operations.

No other events were noted that required adjustments to the financial statements or disclosure in the footnotes.

JNL Investors Series Trust (Unaudited)

Additional Disclosures (Unaudited)

June 30, 2023

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†
JNL Government Money Market Fund
Class I	0.19	1,000.00	1,022.50	0.95	1,000.00	1,023.85	0.95
Class SL*	0.08	1,000.00	1,008.20	0.13	1,000.00	1,024.40	0.40
JNL Securities Lending Collateral Fund
Institutional Class	0.04	1,000.00	1,022.10	0.20	1,000.00	1,024.60	0.20

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

*Class has less than 6-month's operating history and the amounts reported in Expenses Using Actual Fund Return are not comparable to Expenses Using Hypothetical 5% Return.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available without charge (1) by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

JNL Investors Series Trust
225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

CMV8375 06/23

JACKSON®

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

 Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)  There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2023

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	August 31, 2023

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.